OTHER INCOME (EXPENSE), NET (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2014	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
American Depositary Receipt reimbursement		¥ 0		¥ 9,917,716
Tax refund		979,794		0
Others		464,335		287,559
Total		¥ 1,444,129	$ 207,998	¥ 10,205,275	¥ (840,303)
Agreed upon reimbursement in years o f certain expenses with the Company's ADS and investor relation programs	5 years 6 months